INVESTMENT MANAGERS SERIES TRUST

February 17, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Investment Managers Series Trust (filing relates to Advisory Research All Cap Value Fund,) (File Nos. 333-122901 and 811-21719)

Ladies and Gentlemen:

On behalf of Investment Managers Series Trust (the “Trust”), we are filing Preliminary Proxy Statement relating to its series Advisory Research All Cap Value Fund (the “Fund”) for the purpose of approving a new advisory agreement with Advisory Research Inc. (“ARI”), due to the acquisition of ARI by Piper Jaffray Companies.

Please call the undersigned at (616) 914-1041 with any comments or questions relating to the filing.

Sincerely,

/s/Rita Dam

Rita Dam